Note 5 - Cash, Cash Equivalents and Investments - Investments 1 (Details) - Pieris Pharmaceuticals, Inc. [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Amortized cost	$ 8,969
Unrealized gains	1
Unrealized losses	0
Fair Value	8,970
US Treasury Securities [Member]
Amortized cost	8,969
Unrealized gains	1
Unrealized losses	0
Fair Value	$ 8,970	$ 3,573
US Treasury Securities [Member] | Minimum [Member]
Contractual Maturity Period (Day)	4 days
US Treasury Securities [Member] | Maximum [Member]
Contractual Maturity Period (Day)	51 days